RELATED PARTY TRANSACTIONS	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

15 RELATED PARTY TRANSACTIONS

15.1 Transactions with related parties

In addition to those related party transactions and balances disclosed elsewhere in the unaudited interim condensed consolidated financial statements, the Group had the following transactions with its related parties during the reporting period:

		Six Months Ended	Six Months Ended
	Notes	September 30, 2025	September 30, 2024
		USD	USD
		(Unaudited)	(Unaudited)
Subscription fee income	(a)	16,070	23,639
Consultancy fee	(b)	125,000	125,000
Share-based payments expenses on anti-dilution issuance of Preferred Shares	(c)	-	369,648
Finance charges on:
Loan from a related company	(d)	-	24,548
Loans from immediate holding company	(e)	-	58,077
Convertible loan notes	(f)	-	151,245

(a)	During the six months ended September 30, 2025, the Group entered into sales agreements with certain shareholders amounting to $16,070 in revenue generated (2024: $23,639).

(b)	During the six months ended September 30, 2025, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $125,000 (2024: $125,000).

(c)	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 were recognized during the six months ended September 30, 2024 (2025: $Nil).

(d)	The Group had a loan from a related company, Diginex (Holdings) Limited, with a principal of $1,000,000. The loan bore an 8% annual interest charge and interest of $24,548 was accrued during the six months ended September 30, 2024.

Upon the Recapitalization in July 2025, the loan was converted into convertible loan notes. The convertible loan notes were converted into Ordinary Shares on December 20, 2025.

(e)	The Group had loans outstanding from the immediate holding company, Rhino Ventures. The loans bore an 8% annual interest charge and interest of $58,077 was accrued during the six months ended September 30, 2024.

On January 21, 2025, pursuant to a triparty loan agreements entered into between the Company, DSL, and Rhino Ventures dated September 30, 2024, the loans were fully settled through the capitalization by issuing Ordinary Shares and cash settlement. At March 31, 2025, there was no balance outstanding, and no interest was accrued for the six months ended September 30, 2025 accordingly.

(f)	The Group issued 8% convertible loan notes to the shareholders of the Company. Interest of $151,245 was accrued during the six months ended September 30, 2024.

On December 20, 2024, all the outstanding convertible loan notes were converted into Ordinary Shares. No convertible loan notes were outstanding as of March 31, 2025 and no interest was accrued for the six months ended September 30, 2025 accordingly.

15.2 Due to a related company

As of March 31, 2025, the amount due to a related company, Compass Limited, of $34,579 related to the deposit for the office lease in Monaco. Compass Limited is a company controlled by Rhino Ventures. The balance was repaid during the period and there was no outstanding balance as of September 30, 2025.

The amount was unsecured, interest-free and repayable on demand.

15.3 Key management compensation

	Six Months Ended	Six Months Ended
	September 30, 2025	September 30, 2024
	USD	USD
	(Unaudited)	(Unaudited)
Basic salaries, allowances and all benefits-in-kind	813,713	750,914
Pension costs - defined contribution plans	6,924	3,462
Share-based payments	282,965	274,497
	1,103,602	1,028,873

Senior representatives are considered as key management personnel of the Group.

15.4 Amounts due to key management

At September 30, 2025, expense reimbursement of $25,778 (March 31, 2025: $68,724) were outstanding to key management personnel and were included in accruals.

15.5 Warrants

On May 27, 2024, Rhino Ventures was issued with warrants in DSL in connection with the $8 million Capital Raise. Following the Group restructure, there were 4,170,520 warrants issued and outstanding and exercisable for a period of three years from the date they were issued and are exercisable at a price of US$6.13 per warrant. The warrants, if fully exercised, will result in the issuance of shares equal to 51% of the Company’s outstanding Ordinary Shares at the time the warrants are exercised. This amount will be prorated in the event of partial exercise of the warrants. See note 18.2 for details.

On January 23, 2025, the Company issued Rhino Ventures the IPO Warrants in connection with the IPO. See note 18.2 for details.

On July 22, 2025, Rhino Ventures exercised tranche 1 of the IPO Warrants, with an exercise price of $5.13 per share, to purchase 2,250,000 Ordinary Shares. The total exercise price of $11,542,500 has been delivered in full to the Company following non-interest bearing advances from Rhino Ventures in both June and July 2025.

15.6 Convertible Loan Notes

The Company issued $4,350,000 convertible loan notes with an 8% coupon, of which all were held by related parties due to their shareholding in the Company. Rhino Ventures held $517,535, HBM IV, Inc. held $2,000,000 and Nalimz Holdings Limited held $1,000,000, Working Capital Innovation Fund II held $582,465 and Hafnia Pte Ltd held $250,000.

On December 20, 2024, following the Company’s registration statement being declared effective by the SEC, all the outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, were converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares. Subsequent to the conversion, there were no convertible loan notes outstanding.